Debt	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Debt

7. Debt

Term Loan

In June 2017, the Company entered into a Loan and Security Agreement (the “LSA”) with a lender that permits the Company to borrow up to an aggregate principal amount of $40.0 million through a multiple tranche term loan (the “Term Loan”). The tranche advances are based on the Company achieving certain performance milestones as defined in the LSA. Upon closing of the Term Loan, the Company drew the first tranche less expenses, which resulted in net proceeds of $12.1 million. In September 2017, the Company drew the second tranche advance of $2.5 million upon achieving the first milestone. In March 2018, the Company drew the third tranche advance of $5.0 million upon achieving a second milestone, bringing the total gross amount borrowed to $20.0 million as of September 30, 2020.

The Term Loan included a $200,000 facility charge, which was paid to the lender on the closing date. The Company paid a $30,000 due diligence fee prior to the Term Loan closing, and the Company incurred additional cash expenses of $362,783 related to the Term Loan. These three amounts were all recorded as a debt discount and are being amortized as interest expense using the effective interest method over the life of the Term Loan. The Term Loan also includes an end of term charge equal to the greater of $750,000 or 5% of the aggregate principal amount of all advances. The end of term charge is being accrued and recorded to interest expense over the life of the Term Loan using the effective interest method.

The Term Loan bears interest at the greater of (i) the prime rate plus 5.5% or (ii) 9.5%. As of September 30, 2020, the interest rate was 9.5%. Interest accrues from the closing date and interest payments are due monthly in arrears on the first of the month. Payments under the Term Loan were interest only for the first twelve months after closing followed by a 30-month amortization period of principal and interest payments that were scheduled to begin on August 1, 2018 and continue through the scheduled maturity date of January 1, 2021. During 2018, the Term Loan was amended to, among other things, postpone the principal payments to December 1, 2018. In March 2019, the Term Loan was amended to postpone principal payments to October 1, 2019. These amendments to the Term Loan were accounted for as a debt modification. For consideration of the amendments, the Company agreed to pay an additional end of term charge of $335,000 at maturity which is being accrued and recorded to interest expense over the life of the loan using the effective interest method. In October 2019, subsequent to the October principal payment, the principal payments on the Term Loan were deferred to February 1, 2020, based on achievement of certain performance milestones. In July 2020, subsequent to the July principal payment, the Term loan was amended to defer the principal payments until March 1, 2021 and extend the maturity date from January 1, 2021 to July 1, 2021.

The Company may voluntarily prepay all, but not less than all, of the outstanding principal at any time prior to the maturity date, subject to a prepayment fee of 0.5% of the outstanding principal at the time the prepayment is made. The end of term charge of $1.3 million is due upon the earlier to occur of the maturity of the loan, the acceleration or prepayment of all outstanding principal, the termination of the Term Loan Facility or January 1, 2021. An additional end of term charge of $0.2 million is due upon the earlier to occur of the maturity of the loan, the acceleration or prepayment of all outstanding principal, or the termination of the Term Loan Facility.

The Company’s obligations to the lender are secured by a first priority security interest in substantially all of its assets, excluding intellectual property (“IP”). The lender maintains a negative pledge on IP with a security interest in the proceeds of the sale of the IP. The Term Loan contains certain covenants related to restrictions on payments for certain investments, additional debt, distributions and transfers.

As consideration for the Term Loan, the Company and the lender entered into a warrant agreement, pursuant to which the lender, as Warrant holder, has the right to purchase a quantity of shares equal to the quotient derived by dividing (a) the Warrant coverage by (b) the exercise price. Warrant coverage means the greater of (a) $312,500 plus 2.5% of future tranche advances in the event all or part of the tranches are funded or (b) $375,000. The exercise price is (a) the purchase price of Series A preferred shares, $2.30769 per share, or (b) the price per share paid in the next equity round of financing of ordinary shares or preferred shares, which results in aggregate gross proceeds of at least $30.0 million. Upon the closing of the IPO, the Warrant became exercisable for 500,000 ordinary shares at an exercise price of $1.00 per ordinary share. The Warrant was exercisable beginning in June 2017, in whole or in part, and expires in ten years. The Warrant was originally recorded as a liability and the discount on the debt was being amortized through interest expense using the effective interest rate method over the remaining term of the Term Loan. Upon the completion of the IPO, the Warrant met the criteria for equity classification as it was indexed to the Company’s stock and as such was reclassified to an equity instrument and was included in additional paid-in capital. See Note 3 for fair value considerations and disclosures.

In addition, the lender can declare a material adverse effect while monitoring our business, operations, properties, assets or financial condition. A material adverse effect is considered an event of default under the LSA. In the event of default, repayment of amounts due under the Term Loan may be accelerated by the lender.

Future principal payments under the Term Loan, as amended, as of September 30, 2020 are as follows:

2021	$9,027
Total future principal payments	9,027
Less unamortized debt discount	45
Total balance as depicted on the balance sheet	$8,982
Term loan—current portion	8,982
Total balance as depicted on the balance sheet	$8,982

Interest expense related to the Term Loan for the nine months ended September 30, 2019 and 2020 was $2.0 million and $1.4 million, respectively. Accrued interest as of September 30, 2020 was $1.4 million